DEBT	12 Months Ended
Dec. 31, 2019
DEBT
DEBT
9.	DEBT
The short-term and long-term debt as of December 31, 201
8
and 201
9
were as follows:

	As of December 31,
	2018	2019
Short-term debt:
Long-term bank borrowings, current portion	0	3,953
Short-term bank borrowings	948	1,256
Convertible senior notes, current portion	—	3,290

Total	948	8,499

Long-term debt:
Long-term bank borrowings, non-current portion	5,603	8,084
Convertible senior notes, non-current portion	3,209	—

Total	8,812	8,084

Bank borrowings
In May 2017, the Group entered into an US$250 million term facility and US$250 million revolving credit facility agreement with several banks. The US$250 million revolving credit facility is available for 35 months after the date of the agreement. The interest rate on the loan is
L
IBOR

plus 1.75%. There are some financial covenants including interest coverage ratio, leverage and tangible net worth related to this facility and the Group was in compliance as of December 31, 2018 and 2019. The Group had drawn down US$250 million under the term facility agreement in 2017 and repaid nil in 2017, 2018 and 2019. For revolving credit facility agreement, the Group had drawn down total US$250 million, US$370 million and US$755 million in succession under the revolving facility agreement and repaid US$250 million, US$120 million and US$755 million in 2017, 2018 and 2019, respectively. The weighted average interest rate of borrowings drawn under this agreement was

3.04%, 3.93% and 4.24% for the years ended December 31, 2017, 2018 and 2019, respectively.
In February 2018, the Group entered into a three-year term facility agreement under which the Group can borrow up to EUR260 million within 30 London business days. The interest rate on the loan for each interest period is the aggregate of the applicable EURIBOR and a spread of 1.70%. The Group had pledged 13,092,112 shares of Accor the Group acquired from open market in 2017 and 2018 as collateral. The loan contains certain financial covenants including debt ratio and the value of pledged shares and the Group was in compliance as of December 31, 2018 and 2019. The Group had drawn down EUR241 million in 2018 under the term facility agreement and repaid EUR193 million in 2019 with 10,492,780 shares of Accor released from pledge.

The weighted average interest rate of borrowings drawn under this agreement was
1.70
% for the year ended December
31
,
2018
and
2019
.
In March 2019, the Group entered into a five years RMB1,190 bank loan contract expiring in March 2024. The interest rate resets every six months, and is based on the People’s Bank of China five-year benchmark interest rate on the pricing date. The loan contains certain financial covenants including interest coverage ratio and net tangible assets and the Group was in compliance as of December 31, 2019. The Group had repaid RMB89 in 2019. The weighted average interest rate of borrowings drawn under this agreement was 4.75% for the year ended December 31, 2019.
In October 2019, the Group entered into a one-year term facility agreement under which the Group can borrow up to US$
180
 million within two months

secured by deposit at least equal to loan facility amount with accrued interest and any cost.

The interest rate was fixed at
2.52
%. In 2019, the Group had drawn down US$
180
 million under this agreement
with US$185 million deposit and
repaid nil.
In December 2019, the Group entered into a EUR440 million term facility and US$500 million revolving credit facility agreement with several banks.
The US$500 million revolving credit facility is available for 35 months after the date of the agreement.
The interest rate on the loan for each interest period is the aggregate of the applicable Margin and LIBOR or EURIBOR in relation to any
l
oan in euro. The Margin for each
l
oan depends on the applicable leverage range, generally means 2.0% per annum. There are some financial covenants including interest coverage ratio, leverage and book equity related to this facility and the Group was in compliance as of December 31, 2019. The Group had drawn down EUR440 million and US$500 million under the facility agreement and repaid nil in 2019. The weighted average interest rate of borrowings drawn under this agreement was 2.86% for the year ended December 31, 2019.
Convertible Senior Notes due 2022
On November 3, 2017, the Company issued US$475 million of Convertible Senior Notes (“the Notes”). The Notes mature on November 1, 2022 and bear interest at a rate of 0.375% per annum, payable in arrears semi-annually on May 1 and November 1, beginning May 1, 2018.
In 2017, proceeds to the Company were RMB3,093 (equivalently US$467 million), net of issuance costs of RMB54 (equivalently US$8 million).
Holders of the Notes have the option to convert their Notes at any time prior to the close of business on the second business day immediately preceding the maturity date. The Notes can be converted into the Company’s ADSs at an initial conversion rate of 5.4869 of the Company’s ADSs per US$1,000 principal amount of the Notes (equivalent to an initial conversion price of US$182.25 per ADS). The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change (as defined in the Indenture) that occur prior to the maturity date or following the Company’s delivery of a notice of a tax redemption, the Company will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption.
The holders may require the Company to repurchase all or portion of the Notes for cash on November
2
, 2020, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote.
The conversion option meets the definition of a derivative. However, since the conversion option is considered indexed to the Company’s own stock and classified in stockholders’ equity, the scope exception is met, accordingly the bifurcation of conversion option from the Notes is not required. There is no beneficial conversion feature (“BCF”) attribute to the Notes as the set conversion prices for the Notes are greater than the respective fair values of the ordinary share price at date of issuance.
The feature of mandatory redemption upon maturity is clearly and closely related to the debt host and this feature is no need to be bifurcated. Furthermore, the Company concluded that the feature of contingent put options upon tax events or fundamental changes does not need to be considered as an embedded derivative to be bifurcated.
Therefore, the Company accounted for the Notes in accordance with ASC 470, as a single instrument. Issuance costs related to the Notes is recorded in consolidated balance sheet as a direct deduction from the principal amount of the Notes, and is amortized over the period from November 3, 2017, the date of issuance, to November 1, 2020, the first put date of the Notes, using the effective interest method. As of December 31, 2019, the Group reclassified the Notes as short-term debt as the Notes holders have a put option which can be exercised within one year.
ADS Lending Arrangement
Concurrent with the offering of the Notes, the Company entered into ADS lending agreements with the affiliates of the initial purchasers of the Notes (“ADS Borrowers”), pursuant to which the Company lent to the ADS Borrowers 2,606,278 ADSs (the “Loaned ADSs”) at a price equal to par, or $0.0004 per ADS (“ADS lending arrangement”). The purpose of the ADS lending arrangements is to facilitate privately negotiated transactions in which the ultimate holders of the Notes may elect to hedge their investment in the related notes. As of December 31, 2017
,
2018 and 2019, the outstanding number of Loaned ADSs was 2,606,278.
The Loaned ADSs must be returned to the Company by the earliest of (a) the maturity date of the Notes, November 1, 2022, (b) upon the Company’s election to terminate the ADS lending agreement at any time after the later of (x) the date on which the entire principal amount of the Notes ceases to be outstanding, and (y) the date on which the entire principal amount of any additional convertible securities that the Company has in writing consented to permit the ADS Borrower to hedge under the ADS lending agreement ceases to be outstanding, in each case, whether as a result of conversion, redemption, repurchase, cancellation or otherwise; and (c) the termination of the ADS lending agreement. The Company is not required to make any payment to the initial purchasers or ADS Borrower upon the return of the Loaned ADSs. The ADS Borrowers do not have the choice or option to pay cash in exchange for the return of the Loaned ADSs.
No collateral is required to be posted for the Loaned ADSs. The initial purchasers are required to remit to the Company any dividends paid to the holders of the Loaned ADSs. An ADS Borrower has the ability to vote without restriction. However, the ADS Borrowers have agreed not to vote on the Loaned ADSs.
In accordance with FASB ASC
Sub-topic
470-20,
the Company has accounted for the ADS lending agreement initially at fair value and recognized it as an issuance cost associated with the convertible debt offering. As a result, additional debt issuance costs of RMB26 (equivalently US$4 million) were recorded on the issuance date with a corresponding increase to additional paid-in-capital.
This debt issuance costs have also been amortized from the date of issuance to the put date of Notes, using the effective interest method.
In accordance with ASC Topic
470-20,
although legally issued, the Loaned ADSs are not considered outstanding, and then excluded from basic and diluted earnings per share unless default of the ADS lending arrangement occurs, at which time the Loaned ADSs would be included in the basic and diluted earnings per share calculation. As of December 31, 2019, it is not probable that the ADS Borrower or the counterparty to the ADS lending arrangement will default.
Capped Call Options
In connection with the issuance of the Notes, the Company has entered into capped call option transactions with some of the initial purchasers or their affiliates (the “Option Counterparties”) to reduce the potential dilution to existing shareholders of the Company upon conversion of the Notes. The cap price of the capped call transactions will initially be US$221.31 per ADS, subject to adjustment under the terms of the capped call transactions. The total premium paid by the Company for the capped call transactions was RMB177 (equivalently US$27 million) on the purchased date. The capped call option is classified in stockholders’ equity, recorded at the cost with no subsequent changes in fair value be recorded.
D
ebt Maturities
The contractual maturities of the Group’s long-term debt as of December 31, 2019 were as follows:

Year Ending December 31,
2020	7,267
2021	590
2022	7,187
2023	298
2024	149
15,491